Contractual Maturities of Certificates of Deposit (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Deposits [Abstract]
Time Deposit Maturities, Next Twelve Months	$ 176,317
Time Deposit Maturities, Year Two	102,803
Time Deposit Maturities, Year Three	60,034
Time Deposit Maturities, Year Four	22,250
Time Deposit Maturities, Year Five	15,265
Time Deposit Maturities, after Year Five	817
Total certificates of deposit	$ 377,486	[1]	$ 350,556	[1]

[1]	(1) Includes brokered deposits of $19.8 million and $20.7 million at December 31, 2014 and 2013, respectively.